TAXATION	12 Months Ended
Dec. 31, 2017
TAXATION
TAXATION

28.  TAXATION

a.    Prepaid income taxes

The breakdown of prepaid income taxes is as follows:

	2016	2017
The Company - Corporate income tax	473	610
Subsidiaries - Corporate income tax	128	175
Total	601	785
Current portion	(109)	(22)
Non-current portion (Note 11)	492	763

b.    Prepaid other taxes

The breakdown of prepaid other taxes is as follows:

	2016	2017
The Company :
Value Added Tax (“VAT”)	1,410	1,967
Article 19 - Revaluation of fixed assets (Note 28h)	538	—
Article 22 - Witholding tax on goods delivery and import	—	1
Article 23 - Witholding tax on service delivery	—	44
Subsidiaries:
VAT	2,785	3,879
Article 23 - Withholding tax on services delivery	52	17
Total	4,785	5,908
Current portion	(2,621)	(2,833)
Non-current portion (Note 11)	2,164	3,075

c.    Current income tax liabilities

The breakdown of current income tax liabilities is as follows:

	2016	2017
The Company:
Article 25 - Installment of corporate income tax	—	1
Subsidiaries:
Article 25 - Installment of corporate income tax	136	37
Article 29 - Corporate income tax	1,100	763
Total	1,236	801

d.    Other tax liabilities

The breakdown of other tax liabilities is as follows:

	2016	2017
The Company:
Article 4 (2) - Final tax	29	26
Article 21 - Individual income tax	141	81
Article 22 - Withholding tax on goods delivery and imports	2	3
Article 23 - Withholding tax on services	42	29
Article 26 - Withholding tax on non-resident income	136	1
VAT - Tax collector	297	372
Sub-total	647	512
Subsidiaries:
Article 4 (2) - Final tax	63	85
Article 21 - Individual income tax	121	129
Article 22 - Withholding tax on goods delivery and imports	2	3
Article 23 - Withholding tax on services	93	115
Article 26 - Withholding tax on non-resident income	16	303
VAT	776	842
Sub-total	1,071	1,477
Total	1,718	1,989

e.    The components of income tax expense (benefit) are as follows:

	2015	2016	2017
Current
The Company	201	671	586
Subsidiaries	8,164	10,067	10,771
Sub-total	8,365	10,738	11,357
Deferred
The Company	(38)	(844)	(1,608)
Subsidiaries	(304)	(877)	209
Sub-total	(342)	(1,721)	(1,399)
Net income tax expense	8,023	9,017	9,958

f.    Reconciliation of income tax expense

The reconciliation between the income tax expense calculated by applying the applicable tax rate of 20% to the profit before income tax less income subject to final tax, and the net income tax expense as shown in the consolidated statements of profit or loss and other comprehensive income is as follows:

	2015	2016	2017
Profit before income tax	31,293	38,166	42,628
Less: income subject to final tax - net	(1,531)	(1,684)	(1,491)
Net	29,762	36,482	41,137
Income tax expense calculated at the Company’s applicable statutory tax rate of 20%	5,952	7,296	8,228
Difference in applicable statutory tax rate for subsidiaries	1,509	1,904	2,046
Non-deductible expenses	332	496	767
Final income tax expense	111	345	591
Deferred tax assets that cannot be utilized - net	—	56	4
Deferred tax assets on fixed assets revaluation for tax purpose	—	(1,415)	(1,796)
Others	119	335	118
Net income tax expense	8,023	9,017	9,958

The details of the net income tax expense for the years ended December 31, 2015, 2016 and 2017 are as follows:

	2015	2016	2017
Estimated taxable income (loss) of the Company	552	1,703	(861)
Corporate income tax:
The Company	110	340	—
Subsidiaries	8,144	10,053	10,766
Final tax expense:
The Company	91	331	586
Subsidiaries	20	14	5
Total income tax expense – current	8,365	10,738	11,357

Income tax expense (benefit) - deferred - effect of temporary differences at enacted maximum tax rates
The Company
Realization of accrual (accrual) of expenses and inventory write-off (provision for inventory obsolescence)	(135)	142	26
Amortization of (addition to) deferred installation fee	7	(10)	1
Finance leases	(47)	68	0
Valuation of long-term investments	(24)	(34)	—
Depreciation and gain on disposal or sale of property and equipment	139	(825)	(1,012)
Net periodic post-employment benefits costs and provision for employee benefits	(28)	(214)	(235)
Trade receivables write-off (provision for impairment of receivables)	41	41	(206)
Fiscal loss	—	—	(172)
Amortization of intangible assets, land rights and others	9	(12)	(10)
Net	(38)	(844)	(1,608)
Telkomsel
Charges from leasing transactions	131	164	177
Amortization of license	(9)	(4)	12
Accounts receivable - Government	0	—	—
Provision for employee benefits	(18)	(55)	(68)
Depreciation of property and equipment	(350)	(913)	(55)
Trade receivables write-off (provision for impairment of receivables)	(9)	(5)	(41)
Net	(255)	(813)	25
Subsidiaries - others - net	(49)	(64)	184
Net income tax benefit - deferred	(342)	(1,721)	(1,399)
Income tax expense - net	8,023	9,017	9,958

Tax Law No. 36/2008 with implementing rules under Government Regulation No. 56/2015 stipulates a reduction of 5% from the maximum rate applicable to qualifying listed companies, for those whose stocks are traded in the IDX which meet the prescribed criteria that the public owns 40% or more of the total fully paid and traded shares, and such shares are owned by at least 300 parties, with each party owning less than 5% of the total paid-up shares. These requirements must be met by a company for a period of 183 days in one tax year. The Company has met all of the required criteria; therefore, for the purpose of calculating income tax expense and liabilities for the financial reporting years ended December 31, 2015, 2016 and 2017, the Company has reduced the applicable tax rate by 5%.

The Company applied the tax rate of 20% for the years ended December 31, 2015, 2016 and 2017. The subsidiaries applied the tax rate of 25% for the years ended December 31, 2015, 2016 and 2017.

The Company will submit the above corporate income tax computation in its income tax return (“Surat Pemberitahuan Tahunan” or Annual Tax Return) for fiscal year 2017 that will be reported to the tax office based on prevailing regulations. The amount of corporate income tax for the year ended December 31, 2016 agreed with what was reported in the annual tax return.

g.    Tax assessments

(i)   The Company

On November 15, 2013, the Company received tax underpayment assessment letters  (“SKPKBs”) for the underpayment of VAT for the period January  2007 to September 2007 and November 2007 amounting to Rp142 billion. On January 20, 2014, the Company filed its objection to the Tax Authorities, and in December 2014, Tax Authorities issued a decision which rejected the objections. The Company  accepted the assessment on the underpayment of VAT amounting to Rp22 billion (including penalty of Rp10 billion). The accepted portion was charged to the 2014 consolidated statement of profit or loss and other comprehensive income. The portion of VAT international incoming call interconnection amounting to Rp120 billion (including penalty of Rp39 billion) is recognized as claim for tax refund. On March 12, 2015, the Company has filed an appeal to the Tax Court on the rejection of its objection to the assessment of VAT international incoming call interconnection.

On August 1 and 2, 2017, the Tax Court issued a verdict regarding to VAT international incoming call interconnection appeal process. The verdict stated that the international incoming call interconnection is the taxable services and categorized as export service that subject to 0% VAT and granted all the Company’s appeal. In September 2017, the Company received tax refund amounting to Rp115 billion and for remaining balance amounting to Rp5 billion has been compensated to withholding tax article 21 tax collection letters.

On October 26 and November 23, 2017, the Company received a notification from Tax Court that Tax Authorities filed a request for judicial review. On November 23 and December 21, 2017, to response the judicial review from Tax Authorities, the Company sent contra memorandum for judicial review to Supreme Court (“SC”). As of the date of approval and authorization for the issuance of these consolidated financial statements, the judicial review is still in process.

In November 2014, the Company received SKPKBs from the Tax Authorities as the result of the tax audit for fiscal year 2011. Based on the letters, the Company received VAT underpayment assessment for the tax period January 2011 to December 2011 amounting to Rp182.5 billion (including penalty of Rp60 billion) and corporate income tax underpayment amounting to Rp2.8 billion (including penalty of Rp929 million). The accepted portion amounting to Rp4.7 billion (including penalty of Rp2 billion) was charged to the 2014 consolidated financial statement of profit or loss and other comprehensive income. The portion of VAT international incoming call interconnection amounting to Rp178 billion (including penalty of Rp58 billion) is recognized as claim for tax refund. On January 7, 2015, the Company filed an objection and on October 20, 2015, Tax Authorities issued a rejection regarding this objection. On January 20, 2016, the Company filed an appeal on the decision of its objection.

On April 4 and 5, 2017, the Tax Court issued a verdict regarding to VAT international incoming call interconnection appeal process. The verdict stated that the international incoming call interconnection is the taxable services and categorized as export service that subject to 0% VAT and granted the Company’s appeal for the tax period January 2011 and September 2011 to December 2011. Tax Court rejected the Company’s appeal for the tax period February 2011 to August 2011, since the Company did not meet the administrative requirement. Regarding this rejection, on June 19 and 21, 2017, the Company filed the request for judicial review. As of the date of approval and authorization for the issuance of these consolidated financial statements, the judicial review is still in process.

On May 3, 2016, the Tax Authorities issued Field Tax Audit Notification Letter for tax period January 2012 to December 2012. On November 3, 2016, Tax Authorities issued SKPKBs for fiscal year 2012, wherein the Company was liable for underpayment of corporate income tax amounting to Rp991.6 billion (including penalty of Rp321.6 billion), VAT underpayment amounting to Rp467 billion (including penalty of Rp153.5 billion), self-assessed offshore VAT underpayment amounting to Rp1.2 billion (including penalty of Rp392 million), VAT on tax collected underpayment amounting to Rp57 billion (including penalty of Rp18.5 billion). The Company also received Tax Collection Letter (“STP”) for VAT amounting to Rp37.5 billion, withholding tax article 21 underpayment amounting to Rp16.2 billion (including penalty of Rp5.3 billion), final withholding tax article 21 underpayment amounting to Rp1.2 billion (including penalty of Rp407 million), withholding tax article 23 underpayment amounting to Rp63.5 billion (including penalty of Rp20.6 billion), withholding tax article 4 (2) underpayment amounting to Rp25 billion (including penalty of Rp8.1 billion) and withholding tax article 26 underpayment amounting to Rp197.6 billion (including penalty of Rp64 billion). The Company has agreed to the recalculation of input tax credit on international incoming call interconnection services amounting to Rp35 billion, corporate income tax amounting to Rp613 million and withholding tax article 26 amounting to Rp311.5 million that have been charged in the 2016 consolidated statement of profit or loss and other comprehensive income. The Company filed an objection regarding to the remaining assessments on November 16, 2016.

On March 1, 2017 and May 9, 2017, the Company received the Decision Letter from Tax Authorities for the underpayment of self-assessed offshore VAT amounting to Rp1.8 million (including penalty of Rp0.6 million) and the underpayment of VAT on tax collected amounting to Rp4.4 billion (including penalty of Rp1.4 billion). The Company decided to accept the decision.

On October 19, 2017, the Tax Authorities issued Decision Letter on Company’s objections, wherein the Tax Authorities has reduced Company’s underpayment. Based on Decision Letter, the Company was liable for underpayment of withholding tax article 21 amounting to Rp20.7 billion (including penalty of Rp6.7 billion), underpayment of final withholding tax article 21 amounting to Rp23.8 billion (including penalty of Rp7.7 billion), underpayment of withholding tax article 23 amounting to Rp115.7 billion (including penalty of Rp37.5 billion), underpayment of withholding tax article 4 (2) amounting to Rp25 billion (including penalty of Rp8.1 billion), underpayment of withholding tax article 26 amounting to Rp197.6 billion (including penalty of Rp64.1 billion) and underpayment of corporate income tax amounting to Rp496.4 billion (including penalty of Rp161 billion). On October 30 and 31, 2017, the Tax Authorities issued Decision Letter on Company’s objection, wherein the Tax Authorities has reduced Company’s underpayment for VAT from the tax period January 2012 to December 2012 with total of Rp429.3 billion (including penalty of Rp141.2 billion). On January, 17 and 26, 2018, the Company filed an appeal on the rejection of its objection. As of the date of approval and authorization for the issuance of these consolidated financial statements, the appeal is still in process.

On August 23, 2016, the Tax Authorities issued Field Tax Audit Notification Letter for tax period January 2015 to December 2015 regarding overpayment of corporate income tax amounting to Rp414 billion. On  April 25, 2017, the Tax Authorities issued Tax Overpayment Assessment Letter  (“SKPLB”) for overpayment of corporate income tax amounting to Rp147 billion, and SKPKBs for underpayment of VAT amounting to Rp13 billion (including penalty of Rp4 billion), underpayment of VAT on tax collected amounting to Rp6 billion (including penalty of Rp1.5 billion), underpayment of self-assessed offshore VAT amounting to Rp55 billion (including penalty of Rp17 billion). The Company also received STP of VAT amounting to Rp34 billion, VAT on tax collected amounting to Rp7 billion and self-assessed offshore VAT amounting to Rp8 billion.

The Company accepted tax audit decision amounting to Rp17 billion for corporate income tax, to transfer deductible temporary differences related to provision for incentives to fixed wireless (Flexi) subscribers’ migration amounting to Rp42 billion from Annual Tax Return of corporate income tax fiscal year 2015 to Annual Tax Return of corporate income tax fiscal year 2016. The Company also accepted underpayment of VAT, underpayment of VAT on tax collected and STP of VAT on tax collected totaling to Rp26 billion. The accepted portion was charged to the consolidated financial statement of profit or loss and other comprehensive income.

On July 24, 2017, the Company filed Objection Letter to the Tax Authorities for corporate income tax amounting to Rp210.5 billion and self-assessed offshore VAT amounting to Rp55 billion. As of the date of approval and authorization for the issuance of these consolidated financial statements, the objection is still in process.

On August 25, 2017, the Tax Authorities issued Field Tax Audit Notification Letter for tax periods January 2016 to December 2016 for all taxes. This audit is related to claim for tax refund of overpayment corporate income tax for fiscal year 2016. As of the date of approval and authorization for the issuance of these consolidated financial statements, the tax audit is still in process.

On September 11, 2017 and January 9, 2018, the Tax Authorities issued Field Tax Audit Notification Letter for tax period November 2014 and December 2014 regarding claim for tax refund overpayment of VAT correction for tax period November 2014 and December 2014 amounting to Rp129 billion and Rp86.7 billion, respectively.  As of the date of approval and authorization for the issuance of these consolidated financial statements, the tax audit is still in process.

(ii)   Telkomsel

In December 2013, the Tax Court accepted Telkomsel’s appeal on the 2006 VAT and withholding taxes totaling Rp116 billion. In February 2014, Telkomsel received the refund. On July 3, 2015, in response to Telkomsel’s letter claiming for interest income related to favorable 2006 VAT and withholding tax verdicts, the Tax Authorities informed Telkomsel that the claim cannot be granted since the Tax Authorities filed a request for judicial review to the SC. On August 19, 2016, Telkomsel received a notification from the Tax Court that the Tax Authorities filed a request for judicial review to SC for the VAT case amounting to Rp108 billion. Telkomsel filed a contra memorandum for judicial review to the SC on September 14, 2016. In April 2017, Tax Authorities has granted Telkomsel’s claim on interest income will be compensate against corporate income tax installment for the period of April 2017. As of the date of approval and authorization for the issuance of these consolidated financial statements, the judicial review is still in process.

On April 21, 2010, the Tax Authorities filed a request for judicial review to the SC for the Tax Court’s acceptance of Telkomsel’s request to cancel the STP for the underpayment of December 2008 income tax article 25 amounting to Rp429 billion (including a penalty of Rp8.4 billion). In May 2010, Telkomsel filed a contra memorandum for judicial review to the SC. On March 2, 2017, Telkomsel received the official verdict from the SC which accept the Tax Authorities request. The penalty was paid in June 2017.

In May and June 2012, Telkomsel received the refund of the penalty on the 2010 income tax article 25 underpayment amounting to Rp15.7 billion based on the Tax Court’s verdict. On July 17, 2012, the Tax Authorities filed a request for judicial review to the SC on the Tax Court’s Verdict. On September 14, 2012, Telkomsel filed a contra memorandum for judicial review to the SC. In July 2016, conservatively, Telkomsel recognized the tax penalty of Rp15.7 billion as expense based on its previous experience on a similar income tax case. As of the date of approval and authorization for the issuance of these consolidated financial statements, the judicial review is still on process.

On May 24, 2012, Telkomsel filed an objection to the Tax Authorities for the 2010 underpayment of VAT of Rp290.6 billion (including penalty of Rp67 billion) and recorded it as a claim for tax refund. On May 9, 2017, Telkomsel received the official verdict from the SC which rejected Telkomsel’s request, therein Telkomsel paid the underpayment on July 10, 2017. On July 19, 2017, Telkomsel filed the second judicial review to contest against the SC’s verdict. As of the date of approval and authorization for the issuance of these consolidated financial statements, the second judicial review is still in process.

On February 15, 2016, Telkomsel filed an appeal to the Tax Authorities for the 2011 underpayment of corporate income tax of Rp250 billion (including penalty of Rp81.1 billion). Subsequently, on March 17, 2016, Telkomsel also filed an appeal to the Tax Court for the underpayment of VAT amounting to Rp1.2 billion (including penalty of Rp392 million). On February 6, 2017, Telkomsel received the Tax Court’s verdict for VAT cases of Rp1.2 billion in favor of Telkomsel. In March and June 2017, Telkomsel received the tax refund. On March 2, 2017, Telkomsel received the Tax Court’s Verdict for the 2011 underpayment of corporate income tax which partially accepted Telkomsel’s appeal amounting to Rp247.6 billion and on August 31, 2017, Telkomsel received the tax refund.

In July and October 2017, Telkomsel received notifications that the Tax Authorities had filed a request for judicial reviews to the SC for cases relating to corporate income tax and VAT amounting to Rp62 billion and Rp1.2 billion, respectively. Telkomsel submitted its contra memorandum for judicial review in August 2017 and November 2017. As of the date of approval and authorization for the issuance of these consolidated financial statements, the judicial review is still in process.

On July 28, 2016 and in April 2017, Telkomsel received the tax audit instruction letter for compliance of fiscal year 2014 and 2015, respectively. As of the date of approval and authorization for the issuance of these consolidated financial statements, the tax audit is still in progress.

h.   Tax incentives

In December 2015, the Company took advantage of the Economic Policy Package V in the form of tax incentives for fixed assets revaluation as stipulated in the Ministry of Finance Regulation (“PMK”) No. 191/PMK.010/2015 juncto PMK No. 233/PMK.03/2015 juncto PMK No. 29/PMK.03/2016. In accordance with the PMK, the Company is allowed to revalue its fixed assets for tax purposes and will obtain lower income tax when the application of the revaluation is submitted to Directorate General of Taxes ("DGT") during the period between the effective date of PMK and December 31, 2016. The final income tax is determined at a rate ranging from 3%‑6% on the excess of the revalued amount of fixed assets over its original net book value depending on the timing of submission of application to the DGT.

On December 29, 2015, the Company filed an application for fixed assets revaluation using self-assessed revaluation amount and has paid the related final income tax amounting to Rp750 billion. Based on the PMK, the self-assessed revaluation amount should be evaluated by a Public Independent Appraiser (“KJPP”) or valuation specialist, which is registered with the Government before December 31, 2016. Upon verification of the completeness and accuracy of the application, the DGT may issue approval letter within 30 days after the receipt of complete application. The Company has appointed a KJPP to perform fixed assets revaluation of the Company.

The Company submitted the fixed asset revaluation documents phase 1 to DGT on September 29, 2016. On November 10, 2016, DGT issued approval regarding fixed assets revaluation amounting to Rp7,078 billion with related final income tax amounting to Rp212 billion.

On December 15, 2016, the Company submitted its fixed assets revaluation application for Phase 2 to DGT and expects to be eligible for 6% tax rate. In its application, the Company estimated a revaluation increment of Rp8,961 billion with estimated final income tax of Rp538 billion. In 2017, the Company received fixed asset revaluation report from KJPP. Based on the report, the value of fixed asset increased amounting to Rp8,982 billion with related final income tax amounting to Rp540 billion. The Company has paid final income tax amounting to Rp2 billion as addition on September 22, 2017 and November 15, 2017. On November 21, 2017, DGT issued approval regarding fixed assets revaluation amounting to Rp8,982 billion with related final income tax amounting to Rp540 billion.

A deductible temporary difference arose on this fixed assets revaluation for tax purposes since the tax base of the fixed assets is higher than their carrying amount. The deductible temporary difference results in a deferred tax asset since the economic benefits will flow to the Company in a form of reduction of taxable income in the future periods when the assets are recovered.

In 2016, the Company recognized deferred tax assets amounting to Rp1,415 billion on the phase 1  revaluation increment on fixed assets, as approved by the DGT.  In 2017, based on DGT’s approval, The Company recognized deferred tax asset amounting to Rp1,796 billion on the phase 2 revaluation increment on fixed assets.

i.     Deferred tax assets and liabilities

The details of deferred tax assets and liabilities are as follows:

			(Charged)
		(Charged)	credited to other	(Charged)
	December 31,	credited to profit	comprehensive	credited	December 31,
	2015	or loss	income	to equity	2016
The Company
Deferred tax assets:
Net periodic pension and other post-employment benefit costs	335	102	126	—	563
Provision for impairment of receivables	429	(41)	—	—	388
Provision for employee benefits	97	112	—	—	209
Deferred installation fee	65	10	—	—	75
Accrued expenses and provision for inventory obsolescence	211	(142)	—	—	69
Finance leases	69	(68)	—	—	1
Total deferred tax assets	1,206	(27)	126	—	1,305
Deferred tax liabilities:
Difference between accounting and tax bases of property and equipment	(1,597)	825	—	—	(772)
Valuation of long-term investment	(45)	34	—	—	(11)
Land rights, intangible assets and others	(23)	12	—	—	(11)
Total deferred tax liabilities	(1,665)	871	—	—	(794)
Deferred tax assets (liabilities) of the Company - net	(459)	844	126	—	511
Deferred tax assets of the other subsidiaries - net	201	50	3	4	258
Telkomsel
Deferred tax assets:
Provision for employee benefits	349	55	74	—	478
Provision for impairment of receivables	138	5	—	—	143
Total deferred tax assets	487	60	74	—	621
Deferred tax liabilities:
Finance leases	(385)	(164)	—	—	(549)
Difference between accounting and tax bases property and equipment	(1,395)	913	—	—	(482)
License amortization	(52)	4	—	—	(48)
Total deferred tax liabilities	(1,832)	753	—	—	(1,079)
Deferred tax liabilities of Telkomsel - net	(1,345)	813	74	—	(458)
Deferred tax liabilities of the other subsidiaries - net	(306)	14	5	—	(287)
Total deferred tax liabilities - net	(2,110)	1,286	79	—	(745)
Total deferred tax assets - net	201	435	129	4	769

			(Charged)	(Charged)
		(Charged)	credited to other	credited to equity
	December 31,	credited to profit	comprehensive	and	December 31,
	2016	or loss	income	reclassification	2017
The Company
Deferred tax assets:
Net periodic pension and other post-employment benefit costs	563	197	342	—	1,102
Provision for impairment of receivables	388	206	—	—	594
Provision for employee benefits	209	38	—	—	247
Difference between accounting and tax bases of property and equipment	(772)	1,012	—	—	240
Fiscal loss	—	172	—	—	172
Deferred installation fee	75	(1)	—	—	74
Accrued expenses and provision for inventory obsolescence	69	(26)	—	—	43
Finance leases	1	(0)	—	—	1
Total deferred tax assets	533	1,598	342	—	2,473
Deferred tax liabilities:
Valuation of long-term investment	(11)	—	—	—	(11)
Land rights, intangible assets and others	(11)	10	—	—	(1)
Total deferred tax liabilities	(22)	10	—	—	(12)
Deferred tax assets of the Company - net	511	1,608	342	—	2,461
Deferred tax assets of the other subsidiaries - net	258	(20)	9	96	343
Telkomsel
Deferred tax assets:
Provision for employee benefits	478	68	131	—	677
Provision for impairment of receivables	143	41	—	—	184
Total deferred tax assets	621	109	131	—	861
Deferred tax liabilities:
Finance leases	(549)	(177)	—	—	(726)
Difference between accounting and tax bases of property and equipment	(482)	55	—	(125)	(552)
License amortization	(48)	(12)	—	—	(60)
Total deferred tax liabilities	(1,079)	(134)	—	(125)	(1,338)
Deferred tax liabilities of Telkomsel - net	(458)	(25)	131	(125)	(477)
Deferred tax liabilities of the other subsidiaries - net	(287)	(164)	12	(17)	(456)
Total deferred tax liabilities - net	(745)	(189)	143	(142)	(933)
Total deferred tax assets - net	769	1,588	351	96	2,804

As of December 31, 2016 and 2017, the aggregate amounts of temporary differences associated with investments in subsidiaries and associated companies, for which deferred tax liabilities have not been recognized were Rp34,466 billion and Rp31,783 billion, respectively.

Realization of the deferred tax assets is dependent upon the Group’s capability in generating future profitable operations. Although realization is not assured, the Group believes that it is probable that these deferred tax assets will be realized through reduction of future taxable income when temporary differences reverse. The amount of deferred tax assets is considered realizable; however, it can be reduced if actual future taxable income is lower than estimates.

j.     Administration

From 2008 to 2017, the Company has been consecutively entitled to income tax rate reduction of 5% for meeting the requirements in accordance with the Government Regulation No. 81/2007 as amended by Government Regulation No. 77/2013 and the latest by Government Regulation No. 56/2015 in conjunction with PMK No. 238/PMK.03/2008. On the basis of historical data, for the year ended December 31, 2017, the Company calculates the deferred tax using the tax rate of 20%.

The taxation laws of Indonesia require that the Company and its local subsidiaries submit individual tax returns on the basis of self-assessment. Under prevailing regulations, the DGT may assess or amend taxes within a certain period. For fiscal years 2007 and earlier, the period is within ten years from the time the tax became due, but not later than 2013, while for fiscal years 2008 and onwards, the period is within five years from the time the tax became due.

The Ministry of Finance of the Republic of Indonesia has issued Regulation No. 85/PMK.03/2012 dated June 6, 2012 as amended by PMK No. 136 ‑ PMK.03/2012 dated August 16, 2012 concerning the appointment of State-Owned Enterprises ("SOEs") to withhold, deposit and report VAT and Sales Tax on Luxury Goods ("PPnBM") according to the procedures outlined in the Regulation which is effective from July 1, 2012. The Ministry of Finance of the Republic of Indonesia also has issued Regulation No. 224/PMK.011/2012 dated December 26, 2012 concerning the appointment of SOEs to withhold income tax article 22 as amended by PMK No. 16/PMK.010/2016 dated February 3, 2016. The Company has withheld, deposited, and reported the VAT, PPnBM and also income tax article 22 in accordance with the Regulations.